Investments in associates and joint venture	12 Months Ended
Dec. 31, 2025
Investments in associates and joint venture
Investments in associates and joint venture

10.Investments in associates and joint venture

(a)	This caption is made up as follows:

	Share in equity
	2025	2024	2025	2024
	%	%	US$(000)	US$(000)

Associates:
Sociedad Minera Cerro Verde S.A.A.	19.58	19.58	1,596,018	1,436,122
Compañía Minera Coimolache S.A.	40.10	40.10	133,282	100,637
Tinka Resources Ltd.	12.16	19.99	5,734	8,616
			1,735,034	1,545,375
Joint venture (c)			2,209	1,851
Other minor investments			1,165	1,166
			1,738,408	1,548,392

See related accounting policies in Note 2.4(f).

(b)	The table below presents the net share in profit (loss) of investments:

	2025	2024	2023
	US$(000)	US$(000)	US$(000)
Associates
Sociedad Minera Cerro Verde S.A.A.	267,610	186,539	152,552
Compañía Minera Coimolache S.A.	42,935	3,999	1,072
Tinka Resources Ltd.	(2,881)	(817)	(1,320)
	307,664	189,721	152,304
Joint venture	256	126	(79)
	307,920	189,847	152,225

Investment in Sociedad Minera Cerro Verde S.A.A. (Cerro Verde) -

Cerro Verde is engaged in the extraction, production and marketing of cathodes and copper concentrate from its mining unit that is in Uchumayo, Arequipa, Peru.

Key financial data -

The table below presents the key financial data from the financial statements of Cerro Verde under IFRS accounting standards:

	2025	2024
	US$(000)	US$(000)

Statements of financial position as of December 31:
Current assets	2,797,636	1,875,841
Non-current assets	6,426,984	6,158,620
Current liabilities	(661,849)	(527,450)
Non-current liabilities	(961,766)	(723,526)

Equity	7,601,005	6,783,485

Group’s interest	1,488,255	1,328,359
Goodwill	107,763	107,763
	1,596,018	1,436,122

	2025	2024	2023
	US$(000)	US$(000)	US$(000)
Statements of profit or loss for the years ended December 31:

Sales of goods	4,728,340	4,238,322	4,143,228

Net profit from continued operations	1,367,129	953,177	778,964

Group’s share in results	267,610	186,539	152,552

The Company has significant influence although it holds less than 20 percent of the voting rights in Cerro Verde.

The Group’s management determined that there was no objective evidence that its investment in Cerro Verde is impaired as of December 31, 2025 and 2024.

Investment in Compañía Minera Coimolache S.A. (Coimolache) -

Coimolache is involved in the production and the sales of gold and silver from its open-pit mining unit located in Cajamarca, Peru.

Key financial data -

The table below presents the key financial data from the financial statements of Coimolache under IFRS accounting standards:

	2025	2024
	US$(000)	US$(000)

Statements of financial position as of December 31:
Current assets	383,351	255,331
Non-current assets	147,869	129,851
Current liabilities	(73,415)	(53,580)
Non-current liabilities	(125,383)	(80,600)

Equity	332,422	251,002

Group’s interest	133,282	100,637

	2025	2024	2023
	US$(000)	US$(000)	US$(000)

Statements of profit or loss for the years ended December 31:
Sales of goods	245,238	119,527	136,949

Net profit	107,084	9,975	2,673

Group’s share in results	42,935	3,999	1,072

The Group’s management determined that there was no objective evidence that its investment in Coimolache is impaired as of December 31, 2025 and 2024.

Investment in Tinka Resources Ltd. (Tinka) -

Tinka is a Canadian junior exploration and development mining company with its flagship property being the project of Ayawilca. Ayawilca is carbonate replacement deposit (CRD) in the zinc-lead-silver belt of central Peru, in Cerro de Pasco, 200 kilometers northeast of Lima. Tinka is listed on the Canada Stocks Exchanges (TSX Venture Exchange).

Key financial data -

The table below presents the key financial data from the financial statements of Tinka under IFRS accounting standards in 2025 (financial statements as of September 30, 2025) and in 2024 financial statements as of September 30, 2024):

	2025	2024
	US$(000)	US$(000)
Statements of financial position:
Current assets	4,885	1,640
Non-current assets	50,457	50,456
Current liabilities	(252)	(323)
Equity	55,090	51,773

Group’s interest	5,705	8,616

	2025	2024	2023
	US$(000)	US$(000)	US$(000)
Statements of profit or loss for the years ended September 30:
Net loss	(729)	(5,363)	(6,832)

Group’s share in results	(2,911)	(817)	(1,320)

In 2025, the effect on profit or loss includes the decrease in ownership interest.

For the years 2025, 2024, and 2023, Management has used the latest available financial statements of its associate Tinka, with the difference between the reporting period of the associate and the issuance date of these financial statements being less than 3 months. There have been no significant transactions or events between the reporting date of the associate’s financial statements and the consolidated financial statements as of December 31, 2025, and 2024. The Group’s Management evaluated the indications of impairment and concluded that there was no objective evidence that its investment in Tinka was impaired as of December 31, 2025, and 2024.

Despite holding less than 20 percent of the voting rights in the associate, the Company has significant influence.

(c)

The Group, through its subsidiary El Brocal, has an interest of 8% in Transportadora Callao S.A., a joint venture whose objective was the construction of a fixed conveyor belt of minerals and deposits in the Port of Callao. In May 2014, Transportadora Callao started operations and currently its main activity is the operation of that terminal.

(d)	Changes in this caption are as follows:

	2025	2024
	US$(000)	US$(000)

As of January 1,	1,548,392	1,527,123
Net share in profit of associates and joint venture	307,920	189,847
Equity contributions granted and paid, note 31(a)	—	400
Dividends declared and collected, note 31(a)	(118,004)	(168,890)
Translation adjustments and other	100	(88)
As of December 31,	1,738,408	1,548,392